Supplemental Cashflow Information (Tables)	12 Months Ended
Dec. 31, 2020
Supplemental Cashflow Information [abstract]
Schedule of Changes in Liabilities Arising from Financing Activities

	Bank loan	Convertible debentures	Lease obligations	Derivatives
As at December 31, 2018	$69,302	$-	$16,082	$224
Additions	40,000	46,000	14,944	-
Interest	128	347	1,848	-
Payments	-	-	(9,048)	-
Transaction costs	-	(2,101)	-	-
Equity component	-	(7,141)	-	-
Foreign exchange	-	-	53	-
Changes in fair value	-	-	-	670
As at December 31, 2019	109,430	37,105	23,879	894
Additions	65,000	-	2,684	176
Terminations	-	-	(497)	-
Interest	420	1,661	1,920	563
Payments	(55,000)	-	(8,438)	(560)
Foreign exchange	-	-	(51)	-
Changes in fair value	-	-	-	187
As at December 31, 2020	$119,850	$38,766	$19,497	$1,260

Schedule of significant non-cash financing and investing transactions

	December 31,	December 31,
	2020	2019
Mineral properties, plant and equipment changes in closure and reclamation provision	$(9,339)	$(14,807)
Fair value of stock options allocated to share capital upon exercise	$427	$-
Additions on right of use assets	$(2,715)	$(22,260)
Fair value of share units allocated to share capital upon settlement	$3,081	$1,678